Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies
Schedule of future minimum annual lease payments under non-cancellable operating leases

As of June 30, 2012, future minimum annual lease payments under non-cancellable operating leases were as follows (in millions):

2013	$29.4
2014	27.7
2015	23.7
2016	19.2
2017	16.1
Thereafter	31.1
Total minimum operating lease payments	$147.2

Schedule of changes in the entity's warranty reserve

The following table presents the changes in the Company’s warranty reserve during fiscal 2012 and fiscal 2011 (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Balance as of beginning of year	$7.9	$7.3
Provision for warranty	9.5	6.7
Utilization of reserve	(7.9)	(4.7)
Adjustments related to pre-existing warranties (including changes in estimates)	(1.4)	(1.4)
Balance as of end of year	$8.1	$7.9